CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Issuance During Period 1st USD ($)	Issuance During Period 2nd USD ($)	Convertible Preferred Stock USD ($)	Convertible Notes USD ($)	Issuance During Period 3rd USD ($)	Acquisition USD ($)	Employees and Consultants USD ($)	Shareholder of Guodian USD ($)	Shareholder of Jiewen USD ($)	iSoftStone Korea USD ($)	Acquisition of MDCL USD ($)	iHealthStone USD ($)	Shareholder of iHealthStone USD ($)	Shareholder of iSS-iSYS USD ($)	Ordinary Shares USD ($)	Ordinary Shares Issuance During Period 1st USD ($)	Ordinary Shares Issuance During Period 2nd	Ordinary Shares Convertible Preferred Stock USD ($)	Ordinary Shares Convertible Notes USD ($)	Ordinary Shares Issuance During Period 3rd	Ordinary Shares Acquisition of MDCL	Series A convertible preference shares USD ($)	Series A convertible preference shares Convertible Preferred Stock USD ($)	Treasury shares USD ($)	Treasury shares Acquisition of Jiefeng. USD ($)	Treasury shares Acquisition Kebao USD ($)	Shares to be issued USD ($)	Shares to be issued Acquisition USD ($)	Shares to be issued Employees and Consultants USD ($)	Shares to be issued Acquisition of Jiefeng. USD ($)	Shares to be issued Acquisition Kebao USD ($)	Shares to be issued Acquisition of MDCL USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Issuance During Period 1st USD ($)	Additional paid-in capital Issuance During Period 2nd USD ($)	Additional paid-in capital Convertible Preferred Stock USD ($)	Additional paid-in capital Convertible Notes USD ($)	Additional paid-in capital Issuance During Period 3rd USD ($)	Additional paid-in capital Acquisition of Jiefeng. USD ($)	Additional paid-in capital Acquisition Kebao USD ($)	Additional paid-in capital Acquisition of MDCL USD ($)	Statutory reserves USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive income USD ($)	Total iSoftStone Holdings Limited shareholders' equity USD ($)	Total iSoftStone Holdings Limited shareholders' equity Issuance During Period 1st USD ($)	Total iSoftStone Holdings Limited shareholders' equity Issuance During Period 2nd USD ($)	Total iSoftStone Holdings Limited shareholders' equity Convertible Preferred Stock USD ($)	Total iSoftStone Holdings Limited shareholders' equity Convertible Notes USD ($)	Total iSoftStone Holdings Limited shareholders' equity Issuance During Period 3rd USD ($)	Total iSoftStone Holdings Limited shareholders' equity Acquisition USD ($)	Total iSoftStone Holdings Limited shareholders' equity Employees and Consultants USD ($)	Total iSoftStone Holdings Limited shareholders' equity Acquisition of MDCL USD ($)	Non controlling interest USD ($)	Non controlling interest Shareholder of Guodian USD ($)	Non controlling interest Shareholder of Jiewen USD ($)	Non controlling interest iSoftStone Korea USD ($)	Non controlling interest iHealthStone USD ($)	Non controlling interest Shareholder of iHealthStone USD ($)	Non controlling interest Shareholder of iSS-iSYS USD ($)	Total compre- hensive income (loss) USD ($)
Beginning Balance at Jan. 01, 2009	$ 6,224															$ 12							$ 14,150					$ 55						$ 12,768									$ 1,622	$ (26,287)	$ 3,901	$ 6,221									$ 3
Beginning Balance (in shares) at Jan. 01, 2009																122,888,300							95,286,195
Accretion of series B convertible redeemable preference shares	(2,700)																																											(2,700)		(2,700)
Share-based compensation (options and nonvested shares)	2,350																																	2,350												2,350
Vesting of nonvested shares (to be issued)																												124						(124)
Issuance of ordinary shares in connection with exercise of options (in shares)																400,000
Issuance of ordinary shares in connection with exercise of options	120																																	120												120
Issuance of ordinary shares in connection with business acquisition (in shares)																	7,548,288	66,265
Issuance of ordinary shares in connection with business acquisition		3,623	32														1																		3,622	32											3,623	32
Capital contribution from noncontrolling interest shareholder	513																																																						513
Provision for statutory reserves																																											2,511	(2,511)
Comprehensive income:
Net income (loss)	9,028																																											9,049		9,049									(21)							9,028
Foreign currency translation adjustment	(105)																																												(105)	(105)																(105)
Total comprehensive income																																																														8,923
Ending Balance at Dec. 31, 2009	19,085															13							14,150					179						18,768									4,133	(22,449)	3,796	18,590									495
Ending Balance (in shares) at Dec. 31, 2009																130,902,853							95,286,195
Accretion of series B convertible redeemable preference shares	(2,585)																																											(2,585)		(2,585)
Investment by a subsidiary in parent company	(2,000)																								(2,000)																					(2,000)
Share-based compensation (options and nonvested shares)	4,745																																	4,745												4,745
Issuance of ordinary shares in connection with share-based compensation arrangement (in shares)																4,500,000
Issuance of ordinary shares in connection with share-based compensation arrangement	2,706															1																		2,705												2,706
Vesting of nonvested shares (to be issued)																												51						(51)
Reclassification to liability in connection with modification of certain nonvested shares	(40)																																	(40)												(40)
Issuance of ordinary shares in connection with exercise of options (in shares)																80,000
Issuance of ordinary shares in connection with exercise of options	29																																	29												29
Transfer of ordinary shares in connection with the employment of certain employees (Note 17)																									293			(75)						(218)
Sale of ordinary shares to a former employee (Note 22)	1,307																								464									843												1,307
Issuance of ordinary shares in connection with business acquisition (in shares)																					823,846
Issuance of ordinary shares in connection with business acquisition						1,071																																	1,071												1,071
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering cost of $4,241 (in shares)																104,856,845
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering cost of $4,241	123,445															10																		123,435												123,445
Conversion of convertible securities to ordinary shares (in shares)																			264,166,235	18,381,991				(95,286,195)
Conversion of convertible securities to ordinary shares				54,745	20,928														26	2				(14,150)													68,869	20,926											54,745	20,928
Settlement of contingent consideration of acquisition of MDCL (Note 3) (in shares)																242,059
Settlement of contingent consideration of acquisition of MDCL (Note 3)	131																																	131												131
Ordinary shares to be issued							1,262	154																					1,262	154																						1,262	154
Noncontrolling interest acquired											15																																															15
Deconsolidation of Wuxi iCarnegie	67																																																						67
Capital contribution from noncontrolling interest shareholder									586	242																																														586	242
Provision for statutory reserves																																											1,570	(1,570)
Comprehensive income:
Net income (loss)	(3,620)																																											(3,182)		(3,182)									(438)							(3,620)
Foreign currency translation adjustment	3,157																																												3,118	3,118									39							3,157
Total comprehensive income																																																														(463)
Ending Balance at Dec. 31, 2010	225,430															52									(1,243)			1,571						241,213									5,703	(29,786)	6,914	224,424									1,006
Ending Balance (in shares) at Dec. 31, 2010																523,953,829
Share-based compensation (options and nonvested shares)	9,322																																	9,322												9,322
Issuance of ordinary shares in connection with share-based compensation arrangement (in shares)																665,999
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)																12,178,146
Issuance of ordinary shares in connection with exercise of options and vesting of share units	4,248															1																		4,247												4,248
Issuance of ordinary shares in connection with business acquisition (in shares)																						152,863
Issuance of ordinary shares in connection with business acquisition												68														200					(55)		(20)							(145)		88												68
Issuance and transfer of ordinary shares in connection with business acquisition																											270					(80)									(190)
Conversion of convertible securities to ordinary shares (in shares)																20,406,720
Conversion of convertible securities to ordinary shares	27,237															2																		27,235												27,237
Issuance of ordinary shares to a consultant (Note 17) (in shares)																324,849
Issuance of ordinary shares to a consultant (Note 17)	211															1												(154)						364												211
Noncontrolling interest acquired													(14)																																														(14)
Capital contribution from noncontrolling interest shareholder														46	350																																													46	350
Provision for statutory reserves																																											3,961	(3,961)
Comprehensive income:
Net income (loss)	18,996																																											18,845		18,845									151							18,996
Foreign currency translation adjustment	8,865																																												8,805	8,805									60							8,865
Total comprehensive income																																																														27,861
Ending Balance at Dec. 31, 2011	$ 294,759															$ 56									$ (773)			$ 1,262						$ 282,134									$ 9,664	$ (14,902)	$ 15,719	$ 293,160									$ 1,599
Ending Balance (in shares) at Dec. 31, 2011																557,682,406